S000010515 [Member] Expense Example - AB Tax-Managed Wealth Appreciation Strategy	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 521
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	1,859
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277	[1]
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,130
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,211

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.